Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 15,400	$ 17,269
Impairment of assets	6,440	(13,379)
Amortisation expense	(934)	(1,869)
Ending balance	1,087	15,400
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,073	9,157
Impairment of assets		(6,444)
Amortisation expense	(542)	(1,084)
Ending balance	1,087	8,073
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,327	8,112
Impairment of assets	6,900	(6,935)
Amortisation expense	(392)	(785)
Ending balance	$ 0	$ 7,327